Equity (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Common Units Sold In Public Offering
The following table summarizes ETP’s public offerings of ETP Common Units during the periods presented:

Date	Number of ETP Common Units (1)	Price per ETP Unit	Net Proceeds	Use of Proceeds
January 2010	9,775,000	$44.72	$424	(2)(3)
August 2010	10,925,000	46.22	489	(2)(3)
April 2011	14,202,500	50.52	695	(3)
November 2011	15,237,500	44.67	660	(2)(3)
July 2012	15,525,000	44.57	671	(2)(3)

(1)	Number of Common Units includes the exercise of the overallotment options by the underwriters.

(2)	Proceeds were used to repay amounts outstanding under the ETP Credit Facility.

(3)	Proceeds were used to fund capital expenditures and capital contributions to joint ventures, as well as for general partnership purposes.
The following table summarizes Regency’s public offerings of Regency Common Units during the periods presented:

Date	Number of Regency Common Units (1)	Price per Regency Unit	Net Proceeds	Use of Proceeds
August 2010	17,537,500	$23.80	$400	(2)
May 2011	8,500,001	(4)	204	(3)
October 2011	11,500,000	20.92	232	(2)
March 2012	12,650,000	24.47	297	(2)(3)

(1)	Number of Common Units includes the exercise of the overallotment options by the underwriters.

(2)	Proceeds were used to repay amounts outstanding under the Regency Credit Facility.

(3)	Proceeds were used to fund capital expenditures and capital contributions to joint ventures, as well as for general partnership purposes.

(4)	Regency Units were issued in a private placement.

Change In ETE Common Units
The change in ETE Common Units during the years ended December 31, 2012, 2011 and 2010 was as follows:

	Years Ended December 31,
	2012	2011	2010
Number of Common Units, beginning of period	222,972,708	222,941,172	222,898,248
Issuance of restricted Common Units under long-term incentive plan	740	31,536	42,924
Issuance of common units in connection with Southern Union Merger (See Note 3)	56,982,160	—	—
Number of Common Units, end of period	279,955,608	222,972,708	222,941,172

Accumulated Other Comprehensive Income (Loss)
The following table presents the components of AOCI, net of tax:

	December 31,
	2012	2011
Net gains (losses) on commodity related hedges	$(3)	$2
Actuarial loss related to pensions and other postretirement benefits	(10)	—
Equity investments, net	(9)	—
Subtotal	(22)	2
Amounts attributable to noncontrolling interest	10	(1)
Total AOCI included in partners’ capital, net of tax	$(12)	$1

Parent Company [Member]
Quarterly Distributions Of Available Cash
Our distributions declared during the years ended December 31, 2012, 2011 and 2010 are summarized as follows:

Quarter Ended	Record Date	Payment Date	Distribution per ETE Common Unit
September 30, 2012	November 6, 2012	November 16, 2012	$0.6250
June 30, 2012	August 6, 2012	August 17, 2012	0.6250
March 31, 2012	May 4, 2012	May 18, 2012	0.6250
December 31, 2011	February 7, 2012	February 17, 2012	0.6250

September 30, 2011	November 4, 2011	November 18, 2011	$0.6250
June 30, 2011	August 5, 2011	August 19, 2011	0.6250
March 31, 2011	May 6, 2011	May 19, 2011	0.5600
December 31, 2010	February 7, 2011	February 18, 2011	0.5400

September 30, 2010	November 8, 2010	November 19, 2010	$0.5400
June 30, 2010	August 9, 2010	August 19, 2010	0.5400
March 31, 2010	May 7, 2010	May 19, 2010	0.5400
December 31, 2009	February 8, 2010	February 19, 2010	0.5400

ETP [Member]
Quarterly Distributions Of Available Cash
ETP’s distributions declared during the periods presented below are summarized as follows:

Quarter Ended	Record Date	Payment Date	Distribution per ETP Common Unit
September 30, 2012	November 6, 2012	November 14, 2012	$0.89375
June 30, 2012	August 6, 2012	August 14, 2012	0.89375
March 31, 2012	May 4, 2012	May 15, 2012	0.89375
December 31, 2011	February 7, 2012	February 14, 2012	0.89375

September 30, 2011	November 4, 2011	November 14, 2011	$0.89375
June 30, 2011	August 5, 2011	August 15, 2011	0.89375
March 31, 2011	May 6, 2011	May 16, 2011	0.89375
December 31, 2010	February 7, 2011	February 14, 2011	0.89375

September 30, 2010	November 8, 2010	November 15, 2010	$0.89375
June 30, 2010	August 9, 2010	August 16, 2010	0.89375
March 31, 2010	May 7, 2010	May 17, 2010	0.89375
December 31, 2009	February 8, 2010	February 15, 2010	0.89375

Regency [Member]
Quarterly Distributions Of Available Cash
Distributions paid by Regency since the date of acquisition are summarized as follows:

Quarter Ended	Record Date	Payment Date	Distribution per Regency Common Unit
September 30, 2012	November 6, 2012	November 14, 2012	$0.460
June 30, 2012	August 6, 2012	August 14, 2012	0.460
March 31, 2012	May 7, 2012	May 14, 2012	0.460
December 31, 2011	February 6, 2012	February 13, 2012	0.460

September 30, 2011	November 7, 2011	November 14, 2011	$0.455
June 30, 2011	August 5, 2011	August 12, 2011	0.450
March 31, 2011	May 6, 2011	May 13, 2011	0.445
December 31, 2010	February 7, 2011	February 14, 2011	0.445

September 30, 2010	November 5, 2010	November 12, 2010	$0.445
June 30, 2010	August 6, 2010	August 13, 2010	0.445